Risk Management (Details 13) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Balance	$ 301,163,886	$ 301,399,953
Balance	312,143,085	301,163,886
Fair value of Level 3 financial assets [member]
Disclosure of credit risk exposure [line items]
Balance	5,988,087	4,436,160
Total gains and (losses) recognized in OCI	(193,900)	1,551,927
Balance	$ 5,794,187	$ 5,988,087